Acquisitions - Other (Details) - Other Acquisitions - USD ($) $ in Thousands		12 Months Ended
		Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Fair value of assets acquired	[1]	$ 2,000	$ 3,095
Liabilities assumed		0	1,297
Cash		$ 2,000	$ 1,798

[1]	(1)Includes intangible assets, net of acquisition-related deferred taxes.